GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Amount of Goodwill

Changes in the amount of goodwill for the twelve months ended December 31, 2012 and 2011, are as follows:

	U.S. Consumer			North America	North America
	Information		Workforce	Personal	Commercial
(In millions)	Solutions	International	Solutions	Solutions	Solutions	Total
Balance, December 31, 2010	$628.5	$346.9	$899.9	$1.8	$37.6	$1,914.7
Acquisitions	10.1	30.9	34.6	-	-	75.6
Adjustments to initial purchase price allocation	(0.2)	(0.1)	0.5	-	-	0.2
Foreign currency translation	-	4.0	-	-	(0.1)	3.9
Businesses sold	-	(33.2)	-	-	-	(33.2)
Balance, December 31, 2011	638.4	348.5	935.0	1.8	37.5	1,961.2
Acquisitions	309.3	12.0	-	-	-	321.3
Adjustments to initial purchase price allocation	-	-	(1.0)	-	-	(1.0)
Foreign currency translation	-	8.8	-	-	0.1	8.9
Balance, December 31, 2012	$947.7	$369.3	$934.0	$1.8	$37.6	$2,290.4

Schedule of Indefinite-Lived Intangible Assets

Indefinite-Lived Intangible Assets.   Indefinite-lived intangible assets consist of contractual/territorial rights representing the estimated fair value of rights to operate in certain territories acquired through the purchase of independent credit reporting agencies in the U.S. and Canada. Our contractual/territorial rights are perpetual in nature and, therefore, the useful lives are considered indefinite. Indefinite-lived intangible assets are not amortized. As discussed in Note 1, we are required to test indefinite-lived intangible assets for impairment annually and whenever events or circumstances indicate that there may be an impairment of the asset value. We perform our annual indefinite-lived intangible asset impairment test as of September 30 each year. Our annual impairment tests as of September 30, 2012, 2011 and 2010 resulted in no impairment of our indefinite-lived intangible assets. Changes in the amounts of indefinite-lived intangible assets for the twelve months ended December 31, 2012 and 2011, are as follows:

Amount
(In millions)
Balance, December 31, 2010	$95.6
Foreign currency translation	-
Balance, December 31, 2011	95.6
Acquisitions	158.8
Foreign currency translation	0.1
Balance, December 31, 2012	$254.5

Purchased Intangible Assets

Purchased Intangible Assets.   Purchased intangible assets net, recorded on our Consolidated Balance Sheets at December 31, 2012 and 2011, are as follows:

	December 31, 2012			December 31, 2011
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
	(In millions)
Definite-lived intangible assets:
Purchased data files	$795.6	$(229.2)	$566.4	$316.2	$(240.5)	$75.7
Acquired software and technology	34.4	(13.5)	20.9	68.3	(41.1)	27.2
Customer relationships	522.1	(164.5)	357.6	518.2	(130.3)	387.9
Proprietary database	125.0	(115.9)	9.1	125.0	(95.5)	29.5
Non-compete agreements	19.4	(5.5)	13.9	9.0	(3.1)	5.9
Trade names and other intangible assets	41.5	(21.7)	19.8	40.7	(16.7)	24.0
Total definite-lived intangible assets	$1,538.0	$(550.3)	$987.7	$1,077.4	$(527.2)	$550.2

Estimated Future Amortization Expense

Estimated future amortization expense from continuing operations related to definite-lived purchased intangible assets at December 31, 2012 is as follows:

Years ending December 31,	Amount
(In millions)
2013	$103.9
2014	91.6
2015	86.6
2016	81.2
2017	71.4
Thereafter	541.6
$976.3